Financial assets and liabilities - Net debt and available liquidity (Details) £ in Millions, $ in Millions	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Sep. 16, 2016	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)
Financial assets and liabilities
Amount drawn			€ 8,475,000,000		€ 9,805,000,000
Undrawn amount			679,000,000		250,000,000
Deferred debt issue costs and bond premium/discount			(73,000,000)		(98,000,000)
Total borrowings			8,402,000,000		9,707,000,000
Cash and cash equivalents			(686,000,000)		(776,000,000)		€ (554,000,000)	€ (433,000,000)
Derivative financial instruments used to hedge foreign currency and interest rate risk			251,000,000		0
Derivative financial instruments used to hedge foreign currency and interest rate risk			(6,000,000)		(124,000,000)
Net debt			7,967,000,000		8,807,000,000		€ 5,850,000,000
Available Liquidity			1,365,000,000		1,026,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes		$ 770	770,000,000	$ 770
Amount drawn		$ 770	€ 642,000,000	$ 770	€ 730,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate	7.125%	7.125%	7.125%			7.125%
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate	7.875%	7.875%	7.875%	7.875%	7.875%	7.875%
6.625%/7.375% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes			€ 845,000,000		€ 845,000,000
Amount drawn			€ 845,000,000		€ 845,000,000
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate	6.625%	6.625%	6.625%	6.625%	6.625%	6.625%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate	7.375%	7.375%	7.375%	7.375%	7.375%	7.375%
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes			€ 750,000,000
Amount drawn			€ 750,000,000
Stated interest rate	2.75%	2.75%	2.75%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes | $		$ 1,000		$ 1,000
Amount drawn		$ 1,000	€ 834,000,000	$ 1,000	€ 949,000,000
Stated interest rate	4.625%	4.625%	4.625%	4.625%	4.625%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Maximum amount drawable - Notes			€ 440,000,000		€ 440,000,000
Amount drawn			€ 440,000,000		€ 440,000,000
Stated interest rate	4.125%	4.125%	4.125%	4.125%	4.125%
First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Maximum amount drawable - Notes | $				$ 1,110
Amount drawn				1,110	€ 1,053,000,000
Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes | $				500
Amount drawn				$ 500	474,000,000
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Maximum amount drawable - Notes		$ 715			1,155,000,000
Amount drawn		$ 715	€ 596,000,000		€ 1,155,000,000
Stated interest rate	4.25%	4.25%	4.25%	4.25%	4.25%
4.750% Senior Notes due 2027
Financial assets and liabilities
Maximum amount drawable - Notes | £	£ 400
Amount drawn	£ 400		€ 451,000,000
Stated interest rate	4.75%	4.75%	4.75%
6.000% Senior Notes due 2025
Financial assets and liabilities
Maximum amount drawable - Notes | $		$ 1,700
Amount drawn		$ 1,700	€ 1,414,000,000
Stated interest rate	6.00%	6.00%	6.00%
6.250% Senior Notes due 2019
Financial assets and liabilities
Maximum amount drawable - Notes | $				$ 415
Amount drawn				$ 415	€ 394,000,000
Stated interest rate				6.25%	6.25%
6.750% Senior Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes | $				$ 415
Amount drawn				$ 415	€ 394,000,000
Stated interest rate				6.75%	6.75%
7.250% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes | $		$ 1,650		$ 1,650
Amount drawn		$ 1,650	€ 1,376,000,000	$ 1,650	€ 1,565,000,000
Stated interest rate	7.25%	7.25%	7.25%	7.25%	7.25%
6.750% Senior Notes due 2024
Financial assets and liabilities
Maximum amount drawable - Notes			€ 750,000,000		€ 750,000,000
Amount drawn			€ 750,000,000		€ 750,000,000
Stated interest rate	6.75%	6.75%	6.75%	6.75%	6.75%
6.000% Senior Notes due 2021
Financial assets and liabilities
Maximum amount drawable - Notes | $		$ 440		$ 440
Amount drawn		$ 440	€ 367,000,000	$ 440	€ 417,000,000
Stated interest rate	6.00%	6.00%	6.00%	6.00%	6.00%
Term Loan B Facility due 2021
Financial assets and liabilities
Maximum amount drawable - Notes | $				$ 663
Amount drawn				663	€ 629,000,000
Asset-based revolving credit facility
Financial assets and liabilities
Maximum amount drawable			€ 813,000,000
Undrawn amount			678,000,000
HSBC Securitization Program
Financial assets and liabilities
Maximum amount drawable					102,000,000
Undrawn amount					102,000,000
Bank of America Facility
Financial assets and liabilities
Maximum amount drawable | $				$ 155
Undrawn amount					147,000,000
Finance Lease Obligations
Financial assets and liabilities
Amount drawn			7,000,000		7,000,000
Other borrowings
Financial assets and liabilities
Maximum amount drawable - Notes			4,000,000		4,000,000
Amount drawn			3,000,000		3,000,000
Undrawn amount			€ 1,000,000		€ 1,000,000